Trade and other receivables - Aging analysis (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025
Trade and other receivables
Trade receivables	$ 360,748	$ 424,686
0 - 30
Trade and other receivables
Trade receivables	38,010	83,975
31-60
Trade and other receivables
Trade receivables	12,242	42,775
61-90
Trade and other receivables
Trade receivables	9,071
91 and over
Trade and other receivables
Trade receivables	$ 301,425	$ 297,936